Members' Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Membre Capital [Abstract]
6. Members' Capital
6. Members’ Capital

There are currently two classes of units (class A common units and series B cumulative preferred units).

The class A common units are held by two members, both of whom have no personal liability. All class A common members have voting rights in proportion to their capital account. There were 2,629 class A common units outstanding at both June 30, 2015 and December 31, 2014.

The series B cumulative preferred units were issued to the Hoskins Group through a reduction in the SF Note. They are redeemable only at the option of the Company or upon a change or control or liquidation. Ten units were issued for a total of $1,000. The series B units have a fixed value which is their purchase price, and preferred liquidation and distribution rights. Yearly distributions of 10% of the units’ value (providing profits are available) will be made quarterly. The Hoskins Group series B cumulative preferred units are also used as collateral for that group’s loans to the Company. There is no liquid market for the preferred equity instrument, so we can give no assurance as to our ability to generate any amount of proceeds from that collateral.

There are two additional authorized unit classes: class A preferred units and class B profit units. Once class B profit units are issued, the existing class A common units will become class A preferred units. Class A preferred units will receive preferred treatment in terms of distributions and liquidation proceeds.

The members’ capital balances by class are as follows:

	June 30,	December 31,
Class	2015	2014
B Preferred Units	$1,000	$1,000
A Common Units	2,055	2,057

Members’ Capital	$3,055	$3,057

6. Members’ Capital

There are currently two classes of units (class A common units and series B cumulative preferred units).

The Class A common units are held by two members, both of whom have no personal liability. All Class A common members have voting rights in proportion to their capital account. There were 2,629 class A common units outstanding at both December 31, 2014 and 2013.

The series B cumulative preferred units were issued to the Hoskins Group through a reduction in the SF Note. They are redeemable only at the option of the Company or upon a change or control or liquidation. Ten units were issued for a total of $1,000. The series B units have a fixed value which is their purchase price, and preferred liquidation and distribution rights. Yearly distributions of 10% of the units’ value (providing profits are available) will be made quarterly. The Hoskins Group series B cumulative preferred units are also used as collateral for that group’s loans to the Company. There is no liquid market for the preferred equity instrument, so we can give no assurance as to our ability to generate any amount of proceeds from that collateral.

There are two additional authorized unit classes: class A preferred units and class B profit units. Once class B profit units are issued, the existing class A common units will become class A preferred units. Class A preferred units will receive preferred treatment in terms of distributions and liquidation proceeds.

The members’ capital balances by class are as follows:

Class	December 31, 2014	December 31, 2013
B Preferred Units	$1,000	$–
A Common Units	2,057	1,904

Members’ Capital	$3,057	$1,904